Supplement dated February 2, 2023 to the
Prospectus for your Variable Annuity, as supplemented
Issued by

WILTON REASSURANCE LIFE COMPANY OF NEW YORK
through
Wilton Reassurance Life Co. of New York Separate Account A

RETIREMENT ACCESS VARIABLE ANNUITY B SERIES (“B SERIES”)
RETIREMENT ACCESS VARIABLE ANNUITY L SERIES (“L SERIES”)
RETIREMENT ACCESS VARIABLE ANNUITY X SERIES (“X SERIES”)

This Supplement should be read in conjunction with the current Prospectus for your Annuity and should be retained for future reference. This Supplement is intended to update certain information in the Prospectus for the variable annuity you own and is not intended to be a prospectus or offer for any other variable annuity that you do not own. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectuses and Statements of Additional Information.
This Supplement describes changes to certain Portfolios of ProFunds available through your Annuity. If you would like another copy of the current Annuity Prospectus, please call us at (800) 457-7617.

ProFunds - Name Changes:
Effective on or about March 17, 2023, certain Portfolios of the ProFunds are changing as follows:

Current Portfolio Name	New Portfolio Name
ProFund VP Consumer Goods	ProFund VP Consumer Staples
ProFund VP Consumer Services	ProFund VP Consumer Discretionary
ProFund VP Telecommunications	ProFund VP Communication Services

ProFunds - Investment Objective Changes:
Effective on or about March 17, 2023, in the “Investment Options” section of the Prospectus, information pertaining to certain Portfolios of ProFunds is replaced as follows:

PORTFOLIO NAME	INVESTMENT OBJECTIVE(S)	PORTFOLIO ADVISER/SUBADVISER(S)
ProFund VP Communication Services (formerly ProFund VP Telecommunications)	Seeks investment results, before fees and expenses, that track the performance of the S&P Communication Services Select Sector Index.	ProFund Advisors LLC
ProFund VP Consumer Discretionary (formerly ProFund VP Consumer Services)	Seeks investment results, before fees and expenses, that track the performance of the S&P Consumer Discretionary Select Sector Index.	ProFund Advisors LLC
ProFund VP Consumer Staples (formerly ProFund VP Consumer Goods)	Seeks investment results, before fees and expenses, that track the performance of the S&P Consumer Staples Select Sector Index.	ProFund Advisors LLC
ProFund VP Financials	Seeks investment results, before fees and expenses, that track the performance of the S&P Financial Select Sector Index.	ProFund Advisors LLC
ProFund VP Health Care	Seeks investment results, before fees and expenses that track the performance of the S&P Health Care Select Sector Index.	ProFund Advisors LLC
ProFund VP Industrials	Seeks investment results, before fees and expenses, that track the performance of the S&P Industrial Select Sector Index.	ProFund Advisors LLC
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ProFund VP Real Estate	Seeks investment results, before fees and expenses, that track the performance of the S&P Real Estate Select Sector Index.	ProFund Advisors LLC
ProFund VP Utilities	Seeks investment results, before fees and expenses, that track the performance of the S&P Utilities Select Sector Index.	ProFund Advisors LLC

You may wish to consult with your financial professional to determine if your existing allocation instructions should be changed before or after the Effective Date.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
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